Related Party Balances and Transactions (Details) - Related Party [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Balances and Transactions [Line Items]
Due to shareholders	$ 92,651
Maximum [Member]
Related Party Balances and Transactions [Line Items]
Due from shareholders		$ 354,285